Private Placement	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Private Placement
Private Placement

Note 4 — Private Placement

Simultaneously with the Initial Public Offering and full exercise underwriter’s overallotment option, the Sponsor purchased an aggregate of 528,075 Private Placement Units at a price of $10.00 per Private Placement Unit for an aggregate purchase price of $5,280,750.

A total of $116,725,000, comprised of the $111,444,250 of the net proceeds from the IPO (which amount includes $4,025,000 of the underwriters’ deferred discount) and a portion of the $5,280,750 proceeds of the sale of the Private Placement Units, was placed in a U.S.-based trust account, maintained by Continental Stock Transfer & Trust Company, acting as trustee, on November 18, 2021. The Placement Units are identical to the Units sold in the Proposed Offering, except for the placement warrants (“Placement Warrants”), as described in Note 7. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Placement Warrants underlying the Placement Units will expire worthless.

Note 4 — Private Placement

Simultaneously with the Initial Public Offering and full exercise underwriter’s overallotment option, the Sponsor purchased an aggregate of 528,075 Private Placement Units at a price of $10.00 per Private Placement Unit for an aggregate purchase price of $5,280,750.

A total of $116,725,000, comprised of the $111,444,250 of the net proceeds from the IPO (which amount includes $4,025,000 of the underwriters’ deferred discount) and a portion of the $5,280,750 proceeds of the sale of the Private Placement Units, was placed in a U.S.-based trust account, maintained by Continental Stock Transfer & Trust Company, acting as trustee, on November 18, 2021. The Placement Units are identical to the Units sold in the Proposed Offering, except for the placement warrants (“Placement Warrants”), as described in Note 7. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Placement Warrants underlying the Placement Units will expire worthless.